Schedule of Investments
(unaudited)
September 30, 2023
BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 1.4%
XP, Inc., Class A .............. 44,692 $ 1,030,151
Canada — 6.9%
Canadian National Railway Co. .... 22,708 2,459,135
Suncor Energy, Inc. ............ 77,617 2,669,236
5,128,371
China — 2.9%
Yum China Holdings, Inc. ........ 38,600 2,160,378
Denmark — 4.5%
Novo Nordisk A/S, Class B ....... 36,830 3,353,418
France — 3.4%
Air Liquide SA ................ 14,915 2,512,157
Germany — 12.2%
Beiersdorf AG ................ 35,566 4,587,628
Deutsche Telekom AG (Registered) . 123,416 2,588,873
Infineon Technologies AG ........ 54,991 1,821,343
8,997,844
Italy — 4.3%
Ferrari NV .................. 3,890 1,146,715
Intesa Sanpaolo SpA ........... 806,254 2,064,993
3,211,708
Japan — 15.1%
Lasertec Corp. ............... 7,700 1,197,446
Nidec Corp. ................. 27,600 1,274,387
Recruit Holdings Co. Ltd. ........ 134,200 4,105,853
Sony Group Corp. ............. 56,300 4,603,966
11,181,652
Netherlands — 7.7%
ASML Holding NV ............. 4,026 2,370,309
Heineken NV ................ 37,387 3,296,095
5,666,404
South Korea — 4.3%
Samsung Electronics Co. Ltd. ..... 62,526 3,160,948
Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA . 168,124 1,360,616
Switzerland — 6.7%
Lonza Group AG (Registered) ..... 5,288 2,445,949
UBS Group AG (Registered) ...... 100,208 2,468,343
4,914,292
United Kingdom — 9.3%
Melrose Industries plc ........... 192,278 1,096,061
Smith & Nephew plc ............ 209,270 2,597,161
Standard Chartered plc .......... 349,128 3,211,117
6,904,339
United States — 16.8%
Baker Hughes Co., Class A ....... 47,171 1,666,080
Cadence Design Systems, Inc.
(a)
... 4,922 1,153,225
Chart Industries, Inc.
(a)
.......... 10,305 1,742,782
Freeport-McMoRan, Inc. ......... 37,314 1,391,439
Mastercard, Inc., Class A ......... 6,883 2,725,048
Thermo Fisher Scientific, Inc. ...... 7,449 3,770,460
12,449,034
Total Long-Term Investments — 97.3%
(Cost: $ 73,023,069 ) .............................. 72,031,312
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.23%
(b) (c)
.... 1,965,293 $ 1,965,293
Total Short-Term Securities — 2 .7%
(Cost: $ 1,965,293 ) .............................. 1,965,293
Total Investments — 100.0%
(Cost: $ 74,988,362 ) .............................. 73,996,605
Other Assets Less Liabilities — 0.0% ................... 18,097
Net Assets — 100.0% .............................. $ 74,014,702
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 652,968 $ 1,312,325
(a)
$ — $ — $ — $ 1,965,293 1,965,293 $ 20,620 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 1,145,122 — (1,145,907)
(a)
1,026 (241) — — 11,181
(c)
—
$ 1,026 $ (241) $ 1,965,293 $ 31,801 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 1,030,151 $ — $ — $ 1,030,151
Canada ............................................. 5,128,371 — — 5,128,371
China ............................................... — 2,160,378 — 2,160,378
Denmark ............................................. — 3,353,418 — 3,353,418
France .............................................. — 2,512,157 — 2,512,157
Germany ............................................ — 8,997,844 — 8,997,844
Italy ................................................ — 3,211,708 — 3,211,708
Japan ............................................... — 11,181,652 — 11,181,652
Netherlands ........................................... — 5,666,404 — 5,666,404
South Korea .......................................... — 3,160,948 — 3,160,948
Spain ............................................... — 1,360,616 — 1,360,616
Switzerland ........................................... — 4,914,292 — 4,914,292
United Kingdom ........................................ — 6,904,339 — 6,904,339
United States .......................................... 12,449,034 — — 12,449,034
Short-Term Securities
Money Market Funds ...................................... 1,965,293 — — 1,965,293
$ 20,572,849 $ 53,423,756 $ — $ 73,996,605